SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2022 USD ($) segment $ / shares shares	Jun. 30, 2022 CNY (¥) segment	Jun. 30, 2022 GBP (£) segment	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) shares	May 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Restricted cash	$ 512,729				$ 947,779
Number of operating segment | segment	1	1	1
Standard VAT (as percent)	20.00%	20.00%	20.00%
Marketing and advertising expenses	$ 0			$ 0
Rate of corporation tax	19.00%
Interest and penalties	$ 0				$ 0
Underwriter's warrants outstanding | shares	126,082				126,082
Underwriter's warrants exercisable price | $ / shares	$ 6.25
Share price | $ / shares	$ 2.288			$ 6.63
Foreign currency transaction gain (loss)	$ 26,992			$ (6,229)
Maximum insured bank deposit	75,000	¥ 500,000
Financial services compensation scheme	$ 103,000		£ 85,000
China
Product Information [Line Items]
Uniform tax rate	25.00%	25.00%	25.00%
China | Chinas
Product Information [Line Items]
Uniform tax rate	25.00%	25.00%	25.00%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Product Information [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners					49.00%	49.00%	49.00%	49.00%
Tianjin
Product Information [Line Items]
Percentage of agency revenue	95.00%	95.00%	95.00%	62.00%
Chengdu
Product Information [Line Items]
Percentage of agency revenue	5.00%	5.00%	5.00%	38.00%
Yangzhou
Product Information [Line Items]
Percentage of agency revenue	0.00%	0.00%	0.00%	0.00%
Suzhou
Product Information [Line Items]
Percentage of agency revenue	0.00%	0.00%	0.00%	0.00%
Major Customers | Net revenue
Product Information [Line Items]
Percentage of total revenues				69.00%
First Closing | China
Product Information [Line Items]
Total unprotected cash in bank				$ 553,000	$ 2,268,000
Second Closing | United Kingdom
Product Information [Line Items]
Total unprotected cash in bank	$ 4,179,000				$ 2,913,000
Consulting Services | Major Customers | Net revenue
Product Information [Line Items]
Percentage of total revenue	99.00%	99.00%	99.00%	1.00%
Percentage of total revenues	97.00%	97.00%	97.00%	3.00%
Subsidiaries and Consolidated Variable Interest Entities
Product Information [Line Items]
Applicable value added tax rates	6.00%	6.00%	6.00%